Stock-Based Compensation (Summary of Activity Related to Employee and Director Deferred Share Units) (Details) - DSU Plan - Deferred Share Unit Plans	12 Months Ended
Dec. 31, 2025 $ / shares shares
Employee
Share Unit Plans: Units
Share Unit Plans: Outstanding, Beginning Balance | shares	789,088
Share Unit Plans: Granted including DRIP | shares	87,985
Share Unit Plans: Exercised | shares	(138,189)
Share Unit Plans: Outstanding and exercisable, Ending Balance | shares	738,884
Share Unit Plans: Weighted Average Grant Date Fair Value
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding, Beginning Balance | $ / shares	$ 42.65
Share Unit Plans: Weighted Average Grant Date Fair Value: Granted including DRIP | $ / shares	50.46
Share Unit Plans: Weighted Average Grant Date Fair Value: Exercised | $ / shares	33.16
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding and exercisable, Ending Balance | $ / shares	$ 45.36
Director
Share Unit Plans: Units
Share Unit Plans: Outstanding, Beginning Balance | shares	828,856
Share Unit Plans: Granted including DRIP | shares	120,684
Share Unit Plans: Exercised | shares	(188,438)
Share Unit Plans: Outstanding and exercisable, Ending Balance | shares	761,102
Share Unit Plans: Weighted Average Grant Date Fair Value
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding, Beginning Balance | $ / shares	$ 47.12
Share Unit Plans: Weighted Average Grant Date Fair Value: Granted including DRIP | $ / shares	52.04
Share Unit Plans: Weighted Average Grant Date Fair Value: Exercised | $ / shares	42.18
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding and exercisable, Ending Balance | $ / shares	$ 49.12